UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02201

                         Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                                 New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                                 New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:         212-527-1800

Date of fiscal year end:     March 31

Date of reporting period:     June 30, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (78.67%)
AUTOMOTIVE (0.93%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa2/BBB	$1,000	$1,394,949
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa2/BBB	500	682,156

			2,077,105

CHEMICALS (1.95%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	593,518
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	441,942
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	531,957
Solvay Finance America LLC, Co. Gty., 3.40%, 12/03/20, 144A(b)	Baa2/BBB-	312	326,736
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,442,746

			4,336,899

DIVERSIFIED FINANCIAL SERVICES (16.56%)
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/BBB+	190	213,757
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	500	573,585
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	1,764	1,845,031
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	440,207
Chase Capital II, Ltd. Gtd., Series B, 1.137%, 02/01/27(b),(c)	Baa2/BBB-	70	58,800
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	109,174
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	2,000	2,120,362
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	1,200	1,295,697
Credit Agricole SA, Sub. Notes, 4.375%, 03/17/25, 144A	Baa3/BBB	1,840	1,859,294
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(c)	Ba2/BB+	1,750	1,530,482
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	238,997
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,644,727
GE Capital International Funding Co., Co. Gty., 4.418%, 11/15/35, 144A	A1/AA+	1,018	1,141,775
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	287	433,212
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21(c),(d)	A3/AA-	4,320	4,583,520
HSBC Capital Funding LP, Co. Gty., 10.176%, 06/30/30, 144A(c),(d)	Baa1/BBB-	2,180	3,135,930
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB+	2,500	2,534,750
Intesa Sanpaolo SpA, Co. Gty., 3.875%, 01/15/19	Baa1/BBB-	1,100	1,130,582
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(c),(d)	Baa3/BBB-	2,000	2,040,000
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	232,875
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19(c),(d)	Ba1/BB	2,200	2,112,000
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A3/BBB+	300	316,229
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/26(b)	Baa3/BBB	1,294	1,314,727
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	745	739,244
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19(b)	NA/BBB-	936	946,243
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,265,000

			36,856,200

ENERGY (9.73%)
Access Midstream Partners LP/ACMP Finance Corp., Co. Gty., 4.875%, 05/15/23(b)	Baa3/BBB-	1,200	1,159,866
Antero Resources Corp., Co. Gty., 5.625%, 06/01/23(b)	Ba3/BB	566	549,020
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	WR/A-	3,250	3,388,245
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	Baa2/A-	850	1,093,436
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	1,180	1,129,850
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,087,154
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25(b)	Baa2/BBB-	395	424,593
Ecopetrol SA, Sr. Unsec. Notes, 5.875%, 09/18/23	Baa3/BBB	800	824,000
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	1,098,706
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45(b)	Baa3/BBB-	480	436,174
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,053,994

The accompanying notes are an integral part of this schedule of investments.

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
ENERGY (Continued)
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	$90	$109,310
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(b)	NA/BB	1,000	1,099,602
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa3/BBB-	1,755	1,783,217
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	69,892
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	148,621
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	278,515
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	750	807,000
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21(b)	Baa3/BBB-	2,180	2,252,568
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21, 144A(b)	Ba3/BB-	850	847,875
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,300,361
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	730,585

			21,672,584

FOOD AND BEVERAGE (1.94%)
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.65%, 02/01/26(b)	A3/A-	795	851,640
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36(b)	A3/A-	645	724,804
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46(b)	A3/A-	756	885,912
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A-	325	375,994
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A-	27	43,031
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25, 144A(b)	Ba2/BB+	1,200	1,128,000
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45, 144A(b)	Baa3/BBB-	260	307,881

			4,317,262

HEALTHCARE (0.88%)
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45(b)	Baa3/BBB-	180	189,013
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23, 144A(b)	Ba2/BBB-	250	253,125
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	775	911,316
Valeant Pharmaceuticals International, Inc., Co. Gty., 5.50%, 03/01/23, 144A(b)	B3/B-	750	602,344

			1,955,798

INDUSTRIAL (4.83%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	1,000	1,062,500
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	1,000	1,075,000
CNH Industrial Capital LLC, Co. Gty., 3.875%, 07/16/18	Ba1/BB	535	537,675
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	219,773
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26(b)	Baa3/BBB-	593	642,842
Newell Brands, Inc., Sr. Unsec. Notes, 5.50%, 04/01/46(b)	Baa3/BBB-	2,629	3,127,792
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	715,123
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25(b)	Baa3/BBB	1,000	1,119,938
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa2/BBB	400	406,521
Vale Overseas, Co. Gty., 5.875%, 06/10/21	Ba3/BBB-	1,300	1,301,625
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	553,525

			10,762,314

INSURANCE (7.92%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,289,049
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,376,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,500	3,142,335
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	148,442
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB+	500	420,000

The accompanying notes are an integral part of this schedule of investments.

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
INSURANCE (Continued)
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	$1,000	$1,450,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	312,752
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	748,220
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	686,157
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,554,500
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	326,873
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	140,736
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,451,250
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa2/BBB+	1,000	1,100,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	485,000

			17,631,314

MEDIA (10.17%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,923,291
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26, 144A(b)	B1/BB+	1,112	1,145,360
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,800,826
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,728,314
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	604,514
Discovery Communications LLC, Co. Gty., 4.90%, 03/11/26(b)	Baa3/BBB-	663	703,094
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	182,518
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,485,512
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,007,500
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/BBB-	100	103,846
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B1/B+	1,780	1,702,125
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Ba1/BBB	1,360	1,842,687
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,032,555
VTR Finance BV, 6.875%, 01/15/24, 144A(b)	B1/B+	2,375	2,367,828

			22,629,970

MINING (1.69%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Ba3/BB	500	571,875
BHP Billiton Finance USA, Ltd. Co. Gty., 6.75%, 10/19/75, 144A(b),(c)	Baa2/BBB+	972	1,032,750
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Ba2/BB	250	237,500
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	Baa1/A-	85	102,131
Teck Resources, Ltd., Co. Gty., 8.00%, 06/01/21, 144A(b)	B1/BB-	177	182,310
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Caa1/B+	1,000	700,000
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	Caa1/B+	1,415	926,825

			3,753,391

PAPER (1.65%)
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,337,500
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa2/BBB	1,000	1,342,410

			3,679,910

REAL ESTATE INVESTMENT TRUST (REIT) (2.04%)
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB	466	500,702
GEO Group Inc/The, Co. Gty, 6.00%, 04/15/26(b)	Ba3/B+	216	218,160
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,227,305
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(b)	Baa1/BBB	1,500	1,685,027
Welltower, Inc., Sr. Unsec. Notes, 4.25%, 04/01/26(b)	Baa1/BBB	851	914,851

			4,546,045

The accompanying notes are an integral part of this schedule of investments.

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
RETAIL & RESTAURANT (0.07%)
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26(b)	Baa1/BBB+	$146	$157,745

TECHNOLOGY (0.25%)
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25(b)	A1/A+	520	552,614

TELECOMMUNICATIONS (8.33%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(b)	B1/BB-	200	196,374
AT&T Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa1/BBB+	1,750	1,790,238
AT&T Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa1/BBB+	425	435,571
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,459,039
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba1/BBB-	1,000	1,157,550
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	3,011,778
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(b)	B1/NA	500	428,600
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba3/BB-	500	547,850
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25(b)	Ba3/BB-	267	276,345
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba3/BB-	500	439,687
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,936,830
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Ba1/BBB-	928	915,100
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Ba1/BBB-	500	504,188
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	Caa1/B	1,500	1,177,500
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	Caa1/B	1,000	855,000
T-Mobile USA, Inc., Co. Gty., 6.00%, 04/15/24(b)	Ba3/BB	110	113,850
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,307,519

			18,553,019

TRANSPORTATION (4.84%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	2,087	2,150,044
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/A-	250	281,250
British Airways PLC, Pass Through Certs., 5.625%, 06/20/21, 144A	A3/BBB	1,265	1,317,242
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/20/20	Ba1/BBB	58	59,621
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	449	490,812
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB-	704	767,437
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	333	37,493
ERAC USA Finance LLC, Co. Gty., 3.80%, 11/01/25, 144A(b)	Baa1/BBB+	415	443,971
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	2,043,561
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(b)	Baa1/BBB	516	551,046
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec.Notes, 3.375%, 02/01/22, 144A(b)	Baa3/BBB-	1,200	1,223,752
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB-	432	446,887
United Airlines, Pass Through Certs., Series 2016-1, Class AA, 3.10%, 01/07/30	Aa3/NA	952	968,660

			10,781,776

UTILITIES (4.89%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa1/BBB	1,082	1,148,163
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,150,521
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(c),(d)	Baa2/BB+	2,000	1,919,800
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	527,789
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,211,926

The accompanying notes are an integral part of this schedule of investments.

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)	Value (Note 1)
UTILITIES (Continued)
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	$	500	$700,806
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB		1,250	1,193,750
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB		1,000	1,161,046
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB+		80	93,101
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB		750	772,250

				10,879,152

Total CORPORATE DEBT SECURITIES (Cost of $158,191,157)				175,143,098

ASSET BACKED SECURITIES (5.15%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.933%, 10/19/24, 144A(b)	NR/AA		2,000	1,996,000
Ares XXIII CLO, Ltd., Series 2012-1AR, Class BR1, 2.833%, 04/19/23, 144A(b)	NR/AA		2,000	1,992,700
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA		1,605	1,633,670
Carlyle Global Market Strategies, Series 2014-3A, Class B, 3.784%, 07/27/26, 144A(b)	A2/NA		2,500	2,474,525
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.723%, 05/25/36, 144A(b)	Aa3/A+		7	6,686
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A21, 3.484%, 10/25/45, 144A(b)	NA/BBB+		1,244	1,263,427
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56%, 06/15/20, 144A(b)	Aa1/AA		862	865,728
Flatiron CLO, Ltd., Series 2014-1A, Class A2, 2.533%, 07/17/26, 144A(b),(c)	Aa2/NA		290	282,550
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA		44	40,790
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(b),(f)	C/CCC		149	80,917
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A, 1.20%, 12/17/18(b)	Aaa/NA		639	638,925
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+		169	183,309

TOTAL ASSET BACKED SECURITIES (Cost of $11,500,239)				11,459,227

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.12%)
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.387%, 02/01/33, 144A	Baa2/NA		637	656,575
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/01/35, 144A(c)	Baa1/NA		2,000	1,978,902
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.811%, 01/25/48, 144A(b),(c)	NA/NA		535	515,709
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.714%, 04/25/48, 144A(b),(c)	NA/NA		1,270	1,210,965
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30, 144A	Aa3/A-		1,400	1,407,763
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b),(c)	Ba1/NA		1,000	993,226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.433%, 10/15/30, 144A(c)	NA/A		2,710	2,759,521
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41(b)	Aa1/NA		2,000	2,011,212
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.988%, 08/12/45, 144A(b),(c)	Baa2/NA		210	214,112
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/01/42, 144A	NA/A+		1,590	1,659,432

The accompanying notes are an integral part of this schedule of investments.

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A(b)	NA/A	$234	$231,412

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $13,713,570)			13,638,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.36%)
FHLMC Pool # 360019, 10.50%, 12/01/17(g)	Aaa/AA+	—	134
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	174	200,188
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	321
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	1	733
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	1	942
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	342	393,780
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	165	185,047
GNSF Pool # 194228, 9.50%, 11/01/20	Aaa/AA+	6	6,474
GNSF Pool # 307527, 9.00%, 06/01/21	Aaa/AA+	10	11,409
GNSF Pool # 417239, 7.00%, 02/01/26	Aaa/AA+	9	10,422
GNSF Pool # 780374, 7.50%, 12/01/23	Aaa/AA+	5	6,243

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $653,430)			815,693

MUNICIPAL BONDS (1.26%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	234,008
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	193,745
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,371,125

TOTAL MUNICIPAL BONDS (Cost of $1,857,340)			2,798,878

U.S. TREASURY SECURITIES (4.79%)
U.S. Treasury Note, 1.50%, 03/31/23	Aaa/AA+	468	474,746
U.S. Treasury Note, 2.25%, 11/15/24	Aaa/AA+	49	52,269
U.S. Treasury Note, 1.625%, 02/15/26	Aaa/AA+	3,690	3,731,513
U.S. Treasury Note, 2.75%, 11/15/42	Aaa/AA+	685	753,553
U.S. Treasury Note, 3.125%, 08/15/44	Aaa/AA+	1,285	1,512,585
U.S. Treasury Note, 3.00%, 11/15/44	Aaa/AA+	1,045	1,201,505
U.S. Treasury Note, 3.00%, 05/15/45	Aaa/AA+	1,288	1,480,445
U.S. Treasury Note, 2.875%, 08/15/45	Aaa/AA+	1,297	1,455,940

TOTAL U.S. TREASURY SECURITIES (Cost of $9,922,724)			10,662,556

GOVERNMENT BOND (0.23%)
Provincia De Buenos Aires, 5.75%, 06/15/19, 144A	B3/B-	502	508,275

TOTAL GOVERNMENT BOND (Cost of $502,000)			508,275

		Shares
COMMON STOCK (—%)
MEDIA (—%)
Quad Graphics, Inc.		29	675

Total COMMON STOCK (Cost of $548)			675

The accompanying notes are an integral part of this schedule of investments.

	Shares	Value (Note 1)
PREFERRED STOCK (1.27%)
CoBank ACB, Series F, 6.250% (b),(c)	20,000	$2,063,750
Federal Home Loan Mortgage Corp, Series Z, 0.000% (c),(h),(i)	53,779	239,317
US BANCORP, Series A, 3.500%	615	520,444

TOTAL PREFERRED STOCK (Cost of $3,868,939)		2,823,511

TOTAL INVESTMENTS (97.85%)		217,850,742
(Cost $200,209,946)*

OTHER ASSETS AND LIABILITIES (2.15%)		4,781,952

NET ASSETS (100.00%)		$222,632,694

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2016 and may have changed subsequently.
(b)	This security is callable.
(c)	Variable rate security. Rate disclosed is as of June 30, 2016.
(d)	Security is perpetual. Date shown is next call date.
(e)	Investment was in default as of June 30, 2016.
(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2016.
(g)	Principal amount less than $1,000.
(h)	Non-income producing security.
(i)	Dividend was discontinued as of September 7, 2008.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2016, these securities amounted to $67,012,436 or 30.1% of net assets.

*Aggregate cost for Federal income tax purposes is $200,209,946.

Gross unrealized appreciation	$21,732,063
Gross unrealized depreciation	(4,091,267)

Net unrealized appreciation	$17,640,796

Legend
Certs. - Certificates
CLO - Collateralized Loan Obligation
Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FREMF - Freddie Multi-Family
GNSF - Government National Mortgage Association (Single Family)
GO - General Obligation
Gtd. - Guaranteed
Jr. - Junior
LLC - Limited Liability Company
Ltd. - Limited
NA - Not Available
NR - Not Rated
REIT - Real Estate Investment trust
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2016

(unaudited)

A. Security Valuation – In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2016, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2016.

	Total Market Value at 06/30/16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$175,143,098	$—	$175,143,098	$—
ASSET BACKED SECURITIES	11,459,227	—	11,459,227	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	13,638,829	—	13,638,829	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	815,693	—	815,693	—
MUNICIPAL BONDS	2,798,878	—	2,798,878	—
U.S. TREASURY SECURITIES	10,662,556	—	10,662,556	—
GOVERNMENT BONDS	508,275	—	508,275	—
COMMON STOCK *	675	675	—	—
PREFERRED STOCK	2,823,511	2,823,511	—	—
TOTAL INVESTMENTS	$217,850,742	$2,824,186	$215,026,556	$—

*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2016 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2016, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President (principal executive officer)

Date	8-23-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President (principal executive officer)

Date	8-23-2016

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer (principal financial officer)

Date	8-23-2016

*	Print the name and title of each signing officer under his or her signature.